Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 37,834	$ 30,877
Accounts receivable, net	5,110	653
Prepaid expenses and other current assets	112	212
Due from related parties	2,804	0
Total current assets	45,860	31,742
Vessels, net	400,192	320,229
Intangible assets	28,450	31,736
Deferred dry dock and special survey costs, net	6,066	1,955
Total non-current assets	434,708	353,920
Total assets	480,568	385,662
Current liabilities
Accounts payable	412	1,243
Accrued expenses	654	4,174
Due to related parties	438	736
Deferred revenue	1,931	1,938
Current portion of long-term debt, net of deferred finance costs and discount	643	10,022
Total current liabilities	4,078	18,113
Long-term debt, net of deferred finance costs and discount	197,176	114,065
Total non-current liabilities	197,176	114,065
Total liabilities	$ 201,254	$ 132,178
Commitments and contingencies
Total Partners' capital
Common Unitholders (9,342,692 units issued and outstanding at December 31, 2015 and December 31, 2014)	$ 126,317	$ 127,350
Subordinated Series A Unitholders (1,592,920 units issued and outstanding at December 31, 2015 and none at December 31, 2014)	27,379	0
Subordinated Unitholders (9,342,692 units issued and outstanding at December 31, 2015 and December 31, 2014)	120,154	121,187
General Partner (413,843 units issued and outstanding at December 31, 2015 and 381,334 issued and outstanding at December 31, 2014)	5,464	4,947
Partners' capital	279,314	253,484
Total liabilities and Partners' capital	$ 480,568	$ 385,662